Short-term bank borrowings (Details) ¥ in Thousands, $ in Thousands	1 Months Ended											2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended
	Jul. 31, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)	Jan. 31, 2021 CNY (¥)	Nov. 30, 2020 CNY (¥)	Sep. 30, 2020 CNY (¥)	Aug. 31, 2020 CNY (¥)	Jul. 31, 2020 CNY (¥)	Apr. 30, 2020 CNY (¥)	Mar. 31, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Sep. 30, 2020 CNY (¥)	Nov. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jul. 31, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Aug. 31, 2021 CNY (¥)	Jul. 31, 2021 USD ($)	Feb. 28, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	May 19, 2020	Mar. 31, 2020 USD ($)	Jun. 30, 2019 USD ($)
Short-term bank borrowings
Short-term bank borrowings															¥ 84,780			$ 12,657	¥ 134,780
Weighted average interest rates (as a percent)															6.98%			6.98%	5.90%
Minimum
Short-term bank borrowings
Debt instrument term															30 days
Maximum
Short-term bank borrowings
Debt instrument term															5 years
Secured bank loans
Short-term bank borrowings
Short-term bank borrowings															¥ 84,600				¥ 134,600
Unsecured bank loans
Short-term bank borrowings
Short-term bank borrowings															180				180
Loan from Bank of Shanghai in Shenzhen
Short-term bank borrowings
Debt instrument term											1 year
Borrowed amount		¥ 50,000									¥ 50,000
Interest rate (as a percent)											4.35%												3.85%	3.85%			4.35%
Collateral											¥ 54,065												¥ 50,568	$ 7,750			$ 7,750
Loan from Agriculture Bank of China in Shenzhen
Short-term bank borrowings
Debt instrument term										1 year
Borrowed amount			¥ 30,000							¥ 30,000
Interest rate (as a percent)										4.35%																4.35%
Collateral										¥ 32,624																$ 5,000
Loan from Bank of Shanghai
Short-term bank borrowings
Debt instrument term									1 year
Borrowed amount			¥ 30,000						¥ 30,000
Interest rate (as a percent)									6.05%
Line of credit from Bank of Shanghai
Short-term bank borrowings
Collateral									¥ 54,926
Line of credit										¥ 100,000
Borrowing from Shenzhen Zhongxiaodan Commercial Insurance Co., Ltd.
Short-term bank borrowings
Interest rate (as a percent)																									12.00%
Zhejiang Chouzhou Commercial Bank Loan
Short-term bank borrowings
Debt instrument term								1 year
Borrowed amount								¥ 100,000													$ 100
Zhejiang Chouzhou Commercial Bank Loan | Minimum
Short-term bank borrowings
Interest rate (as a percent)								7.50%
Zhejiang Chouzhou Commercial Bank Loan | Maximum
Short-term bank borrowings
Interest rate (as a percent)								8.11%
Loans from Bank of Hangzhou
Short-term bank borrowings
Debt instrument term				6 months												6 months
Borrowed amount				¥ 4,000										¥ 20,000		¥ 20,000			4,000
Interest rate (as a percent)				5.60%
Collateral														¥ 52,968		¥ 52,968
Loans from Bank of Hangzhou | Minimum
Short-term bank borrowings
Interest rate (as a percent)														5.60%		5.60%
Loans from Bank of Hangzhou | Maximum
Short-term bank borrowings
Interest rate (as a percent)														5.80%		5.80%
Loans from China Guangfa Bank
Short-term bank borrowings
Debt instrument term							1 year
Borrowed amount							¥ 30,000													¥ 30,000
Interest rate (as a percent)							4.20%
Collateral															22,571
Loans from Bank of Ningbo
Short-term bank borrowings
Debt instrument term												1 year
Borrowed amount						¥ 20,000						¥ 20,000
Interest rate (as a percent)						6.50%						6.50%
Loans from Bank Of China
Short-term bank borrowings
Debt instrument term			1 year
Borrowed amount			¥ 50,000																30,000			¥ 50,000
Interest rate (as a percent)			4.35%
Collateral															84,333				141,528
Six-month loan from Bank of China
Short-term bank borrowings
Debt instrument term														6 months
Borrowed amount														¥ 50,000		¥ 50,000
Interest rate (as a percent)														5.66%		5.66%
One-year loans from Bank of China
Short-term bank borrowings
Debt instrument term														1 year
Borrowed amount														¥ 30,000		¥ 30,000
Interest rate (as a percent)														4.35%		4.35%
Loan Bank of Nanjing
Short-term bank borrowings
Debt instrument term		1 year
Borrowed amount		¥ 180															¥ 180
Interest rate (as a percent)		5.00%
Borrowing from China Construction Bank
Short-term bank borrowings
Debt instrument term						1 year
Borrowed amount						¥ 20,000						¥ 20,000
Interest rate (as a percent)						6.15%						6.15%
Loans from China Everbright Bank
Short-term bank borrowings
Debt instrument term													1 year
Borrowed amount					¥ 19,500								¥ 19,500						19,500
Interest rate (as a percent)					5.85%								5.85%
Collateral															84,396
Loans from Shanghai Pudong Development Bank
Short-term bank borrowings
Debt instrument term					1 year
Borrowed amount					¥ 40,000								¥ 40,000						¥ 40,000
Interest rate (as a percent)					5.75%								5.75%
Collateral															54,013
Zhejiang Chouzhou Commercial Bank
Short-term bank borrowings
Debt instrument term	1 year
Borrowed amount	¥ 100,000
Interest rate (as a percent)	7.50%																				7.50%
Repayment of borrowings															¥ 15,400